Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE C – FAIR VALUE MEASUREMENTS

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The established framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 - Inputs to the valuation methodology that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for the Plan’s instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

Stable Value Collective Trust Fund

A stable value fund is a form of common collective trust funds, which is composed primarily of fully benefit-responsive investment contracts and is valued at the net asset value (“NAV”) of units of the bank collective trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV.

Other Common Collective Trust Funds

Common collective trust funds are comprised of shares or units in commingled funds that are not publicly traded. The underlying assets in these funds are primarily publicly traded equity securities, fixed income securities, and commodity-related securities and are valued at their NAV, as a practical expedient, that is calculated by the investment manager or sponsor of the fund and have varying liquidity, redemption period notices and other restrictions. This practical expedient is not used when it is determined to be probable that the Plan will sell the investment for an amount different than the reported NAV.

Mutual Funds

The investments in mutual funds are valued utilizing a market approach wherein the Plan uses the quoted prices in the active market for identical assets. All of these investments are traded in active markets at their NAV per share and are primarily categorized as Level 1.

Berkshire Hathaway Stock Fund

The Plan allows investment in the common stock of the Parent. Berkshire Hathaway common stock trades on an active market. This investment option (referred to as the Berkshire Hathaway Stock Fund) also includes a cash component, thus resulting in a level 2 valuation.

A summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024, set forth by level within the fair value hierarchy (if applicable), is as follows:

	Investments, at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$235,648,053	$—	$—	$235,648,053
Berkshire Hathaway Stock Fund (see Note F)	—	42,798,738	—	42,798,738
Investments measured within fair value hierarchy	235,648,053	42,798,738	—	278,446,791
Common Collective Trust Funds (A)	—	—	—	151,919,886
Investments at fair value	$235,648,053	$42,798,738	$—	$430,366,677

	Investments, at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,290,469	$—	$—	$218,290,469
Berkshire Hathaway Stock Fund (see Note F)	—	43,040,571	—	43,040,571
Investments measured within fair value hierarchy	218,290,469	43,040,571	—	261,331,040
Common Collective Trust Funds (A)	—	—	—	134,892,830
Investments at fair value	$218,290,469	$43,040,571	$—	$396,223,870

(A)
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value of investments in the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Plan Level Redemption Notice Period
Schwab Indexed Retirement Funds	$131,855,432	n/a	Daily	30 days
Morley Stable Value Fund	20,064,454	n/a	Daily	12 months

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Plan Level Redemption Notice Period
Schwab Indexed Retirement Funds	$111,634,402	n/a	Daily	30 days
Morley Stable Value Fund	23,258,428	n/a	Daily	12 months

Changes in Fair Value Levels

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another.